Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table (in thousands) shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of September 30, 2015 and December 31, 2014, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	September 30, 2015				December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Natural Gas Derivatives asset	$—	$423	$—	$423	$—	$1,071	$—	$1,071
Liquefaction Supply Derivatives asset	—	—	32,546	32,546	—	—	342	342
Interest Rate Derivatives liability	—	(15,738)	—	(15,738)	—	(12,036)	—	(12,036)

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2014 and 2013, which are classified as prepaid expenses and other, non-current derivative assets and derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	December 31, 2014				December 31, 2013
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
LNG Inventory Derivatives asset (liability)	$—	$1,071	$—	$1,071	$—	$(156)	$—	$(156)
Term Gas Supply Derivatives asset	—	—	342	342	—	—	—	—
Interest Rate Derivatives asset (liability)	—	(12,036)	—	(12,036)	—	84,639	—	84,639

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for the Level 3 Liquefaction Supply Derivatives as of September 30, 2015:

	Net Fair Value Asset (in thousands)	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Liquefaction Supply Derivatives	$32,546	Income Approach	Basis Spread	$ (0.350) - $0.050

The following table (in thousands, except natural gas basis spread) includes quantitative information for the unobservable inputs as of December 31, 2014:

	Net Fair Value Asset	Valuation Technique	Significant Unobservable Input	Significant Unobservable Inputs Range
Term Gas Supply Derivatives	$342	Basis Spread plus Liquid Location	Basis Spread	$ (0.350) - $0.035

Derivative Net Presentation on Balance Sheets
The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of September 30, 2015
Natural Gas Derivatives	$460	$(37)	$423
Liquefaction Supply Derivatives	33,028	—	33,028
Liquefaction Supply Derivatives	(482)	—	(482)
Interest Rate Derivatives	(15,738)	—	(15,738)
As of December 31, 2014
Natural Gas Derivatives	1,079	(8)	1,071
Liquefaction Supply Derivatives	662	—	662
Liquefaction Supply Derivatives	(320)	—	(320)
Interest Rate Derivatives	11,158	—	11,158
Interest Rate Derivatives	(23,194)	—	(23,194)

The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
Offsetting Derivative Assets (Liabilities)				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of December 31, 2014:
LNG Inventory Derivatives	$1,071	$1,000	$71	$—	$—	$71
Term Gas Supply Derivatives	662	—	662	—	—	662
Term Gas Supply Derivatives	(320)	—	(320)	—	—	(320)
Interest Rate Derivatives - Not Designated	11,158	—	11,158	—	—	11,158
Interest Rate Derivatives - Not Designated	(23,194)	—	(23,194)	—	—	(23,194)
As of December 31, 2013:
LNG Inventory Derivatives	(156)	(156)	—	—	—	—
Interest Rate Derivatives - Not Designated	98,123	—	98,123	—	—	98,123
Interest Rate Derivatives - Not Designated	(13,484)	—	(13,484)	—	—	(13,484)

Commodity Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Commodity Derivatives on our Balance Sheets:

	September 30, 2015			December 31, 2014
	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total	Natural Gas Derivatives (1)	Liquefaction Supply Derivatives	Total
Balance Sheet Location
Other current assets	$423	$2,371	$2,794	$1,071	$76	$1,147
Non-current derivative assets	—	30,657	30,657	—	586	586
Total derivative assets	423	33,028	33,451	1,071	662	1,733

Derivative liabilities	—	(349)	(349)	—	(53)	(53)
Non-current derivative liabilities	—	(133)	(133)	—	(267)	(267)
Total derivative liabilities	—	(482)	(482)	—	(320)	(320)

Derivative asset, net	$423	$32,546	$32,969	$1,071	$342	$1,413

(1)
Does not include collateral calls of $0.3 million and $1.0 million for such contracts, which are included in other current assets in our Balance Sheets as of September 30, 2015 and December 31, 2014, respectively.

The following table (in thousands) shows the fair value and location of our commodity derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2014	December 31, 2013
LNG Inventory Derivatives asset	Prepaid expenses and other	$1,071	$156
Term Gas Supply Derivatives asset	Prepaid expenses and other	76	—
Term Gas Supply Derivatives asset	Non-current derivative assets	586	—
Term Gas Supply Derivatives liability	Derivative liabilities	(53)	—
Term Gas Supply Derivatives liability	Non-current derivative liabilities	(267)	—

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements and location of our Commodity Derivatives recorded in operating and maintenance expense (income) on our Statements of Operations during the nine months ended September 30, 2015 and 2014:

	Nine Months Ended September 30,
	2015	2014
Natural Gas Derivatives gain (loss)	$1,221	$(448)
Liquefaction Supply Derivatives gain (1)	32,184	—

(1)	There were no physical settlements during the reporting period.

The following table (in thousands) shows the changes in the fair value and settlements of our Commodity Derivatives recorded on our Statements of Operations during the years ended December 31, 2014, 2013 and 2012:

		Year Ended December 31,
	Statement of Operation Location	2014	2013	2012
LNG Inventory Derivatives gain	Derivative gain (loss), net	$860	$476	$—
Term Gas Supply Derivatives gain (1)	Operating and maintenance expense	342	—	—

(1)    There were no settlements during the reporting period.

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
At September 30, 2015, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives	$20.0 million	$628.8 million	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

At December 31, 2014, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives - Not Designated	$20.0 million	$2.5 billion	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our Interest Rate Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	September 30, 2015	December 31, 2014
Interest Rate Derivatives	Derivative liabilities	$(7,039)	$(23,194)
Interest Rate Derivatives	Non-current derivative assets (Non-current derivative liabilities)	(8,699)	11,158

The following table (in thousands) shows the fair value of our Interest Rate Derivatives:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2014	December 31, 2013
Interest Rate Derivatives - Not Designated	Non-current derivative assets	$11,158	$98,123
Interest Rate Derivatives - Not Designated	Derivative liabilities	(23,194)	(13,484)

Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative gain (loss), net on our Statements of Operations during the nine months ended September 30, 2015 and 2014:

	Nine Months Ended September 30,
	2015	2014
Interest Rate Derivatives gain (loss)	$(46,541)	$(89,222)

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives - Not Designated recorded in derivative gain (loss), net on our Statements of Operations during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest Rate Derivatives - Not Designated	$(119,401)	$88,596	$679

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table (in thousands) details the effect of our Interest Rate Derivatives included in Other Comprehensive Income (“OCI”) and AOCI for the years ended December 31, 2014, 2013 and 2012:

	Gain (Loss) in OCI	Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)	Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
December 31, 2012
Interest Rate Derivatives - Designated	$(21,290)	$—	$—
Interest Rate Derivatives - De-designated	(5,814)	—	—
Interest Rate Derivatives - Settlements	(136)	—	—
December 31, 2013
Interest Rate Derivatives - Designated	21,297	—	5,807
Interest Rate Derivatives - Settlements	(30)	—	166
December 31, 2014
Interest Rate Derivatives - Designated	—	—	—
Interest Rate Derivatives - De-designated	—	—	—
Interest Rate Derivatives - Settlements	—	—	—